Fees Summary	Dec. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,429,000
Previously Paid Amount	0.00
Total Fee Amount	197.34
Total Offset Amount	0.00
Net Fee	197.34
Narrative - Max Aggregate Offering Price	$ 1,429,000
Final Prospectus	true